Cover	12 Months Ended
Sep. 30, 2022
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	Starbox Group Holdings Ltd.
Entity Central Index Key	0001914818
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	VO2-03-07, Velocity Office 2
Entity Address, Address Line Two	Lingkaran SV
Entity Address, Address Line Three	Sunway Velocity
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	55100
City Area Code	603
Local Phone Number	2781 9066
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.